Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 471,530	$ 31,612	$ 8,547
Restricted cash	0	8,268
Accounts receivable	78,670	31,765	8,557
Receivable from affiliate	39	2,244	11,879
Deposits	19,328	601
Prepaid expenses and other		863	321
Prepaid expenses and other	2,765	262
Total current assets	572,332	74,752	29,304
Investments in joint ventures	0	49,814	30,976
Gas collateral account	3,995	3,700	5,843
Proved natural gas properties, net	714,570	270,523	159,988
Unproved natural gas properties	793,872	457,836	111,030
Property and equipment, net	10,018	5,972	2,622
Deferred financing costs, net	20,193	12,292	5,208
Goodwill	338,036	0
Intangible assets, net	48,607	0
Other non-current assets	373	0
Derivative assets	0	4,921	0
Total assets	2,501,996	879,810	344,971
Current liabilities:
Current portion of long-term debt	1,324	20,120	8,814
Accounts payable	53,178	51,219	19,793
Royalties payable	30,984	9,393	1,960
Accrued interest	10,313	250	2,004
Accrued capital expenditures	64,086	16,753	2,359
Other accrued liabilities	18,671	8,283	5,585
Leasehold payable	11,194	18,606	3,954
Derivative liabilities	17,505	965	2,260
Payable to affiliate	344	6,148	2,482
Operated prepayment liability	3,755	1,201	11,553
Total current liabilities	211,354	132,938	60,764
Long-term liabilities:
Long-term debt	900,000	406,822	140,506
Leasehold payable	3,460	1,675	106
Deferred tax liabilities	187,220	0
Restricted units	0	36,306	3,400
Other long-term liabilities	8,510	3,422	2,004
Total liabilities	1,310,544	581,163	206,780
Stockholders' equity	1,191,452	298,647	138,191
Total liabilities and stockholders' equity	$ 2,501,996	$ 879,810	$ 344,971